The Advisors’ Inner Circle Fund III

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund III (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statements of Additional Information dated March 1, 2025 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 372 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-192858 and 811-22920), which was filed electronically on February 28, 2025 (Accession No. 0001398344-25-004394).

The Advisors’ Inner Circle Fund III

By:	/s/ Alexander F. Smith
Alexander F. Smith

Title:	Vice President and Assistant Secretary

Date:	March 5, 2025